DEBT - (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Summary of debt
A summary of our debt and capital leases is as follows (in thousands):

	December 31, 2012	December 31, 2011
Senior secured credit facility due 2015	$13,300	$—
Senior secured credit facility due 2014	—	15,116
Convertible secured notes due 2015, net of discount	46,142	43,844
Notes payable and other financing	4,017	1,687
Capital leases	—	439
	63,459	61,086
Less: current maturities	1,861	615
Total long-term debt	$61,598	$60,471

Schedule of Maturities of Long-term Debt
The principal amounts due under our debt agreements as of December 31, 2012, for the next five years are as follows (in thousands):

Year ending December 31,
2013	$1,861
2014	1,807
2015	68,649
2016	—
2017	—
Later years	—
$72,317

Target secured debt ratio as of the last day of each month
The maximum consolidated secured debt ratio, as of the last day of each fiscal month, is shown below:

Consolidated
Period	Secured Debt Ratio
April 1, 2012 — March 31, 2013	7.50 : 1.00
April 1, 2013 — March 31, 2014	7.00 : 1.00
April 1, 2014 — March 31, 2015	6.75 : 1.00
April 1, 2015 — and thereafter	6.50 : 1.00